VARIABLE-INTEREST ENTITIES (Tables) (Variable Interest Entity, Primary Beneficiary)	12 Months Ended
Dec. 31, 2012
Shanghai JIDI Network Technology Co., Ltd.
Total Revenues and Net Income Loss

For the years ended December 31, 2011 and 2012, total revenues and net loss of Shanghai JIDI (which are included within discontinued operations) were as follows:

(in US$ thousands)	2011	2012
Total revenues	$29	$100

Net loss	$(2,110)	$(888)

Ultra Internet Media, SA
Total Revenues and Net Income Loss	For the period from January to March 2010, total revenues and net income of UIM were as follows:

(in US$ thousands)	2010
Total revenues	$25,820

Net income	$1,514

T2CN Holding Limited
Total Revenues and Net Income Loss

For the period from January to June 2010, total revenues and net income in the aggregate of T2 Entertainment, T2 Advertisement and Jinyou recorded in our Consolidated Financial Statements were as follows:

(in US$ thousands)	2010
Total revenues	$10,126

Net income	$834